Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based compensation
Schedule of movement of the share options outstanding under the company's plan

	December 31, 2022		December 31, 2021
		Weighted		Weighted
		average		average
	Number of	exercise	Number of	exercise
	options(i)	price	options(i)	price
		$		$
Balance – Beginning of period	697,841	21.21	399,697	22.86
Granted	1,245,400	6.43	335,176	19.40
Forfeited	(130,791)	14.74	(37,032)	22.66
Balance – End of period	1,812,450	11.52	697,841	21.21
Options exercisable – End of period	205,229	21.32	—	—
(i)	The number of options presented have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 4, 2022.

Schedule of share options outstanding

The following table summarizes the share options outstanding as at December 31, 2022:

			Options outstanding
			Weighted
			average
		Exercise	remaining contractual
Grant date	Number(i)	price	life (years)
		$
December 22, 2020	336,131	22.86	2.98
February 5, 2021	10,533	24.30	3.10
June 23, 2021	167,585	21.30	3.48
August 16, 2021	48,276	16.89	3.62
November 12, 2021	53,125	16.20	3.87
June 30, 2022	871,300	6.49	4.50
November 18, 2022	325,500	6.28	4.88
	1,812,450	11.52	4.14

Schedule of measurement at fair value determined by the Black-Scholes option pricing model

	December 31, 2022	December 31, 2021
Dividend per share	—	—
Expected volatility	64%	66%
Risk-free interest rate	3.3%	0.9%
Expected life	47 months	45 months
Weighted average share price	$6.43	$19.40
Weighted average fair value of options granted	$3.27	$9.49

Schedule of information about DSU and RSU

	December 31, 2022		December 31, 2021
	DSU(i)	RSU	DSU(i)	RSU

Balance – Beginning of period	79,781	345,377	56,873	—
Granted	137,528	794,500	22,908	199,649
Replacement RSU granted(ii)	—	—	—	152,816
Settled	(10,883)	(49,118)	—	—
Forfeited	—	(36,565)	—	(7,088)
Balance – End of period(iii)	206,426	1,054,194	79,781	345,377
Balance – Vested	68,898	—	—	—
(i)	Unless otherwise decided by the board of directors of the Company, the DSU vest the day prior to the next annual general meeting and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, to each director when he or she leaves the board or is not re-elected. The value of the payout is determined by multiplying the number of DSU expected to be vested at the payout date by the closing price of the Company’s shares on the day prior to the grant date. The fair value is recognized over the vesting period. On the settlement date, one common share will be issued for each DSU, after deducting any income taxes payable on the benefit earned by the director that must be remitted by the Company to the tax authorities.
(ii)	Following the launch of Osisko Development, Osisko Gold Royalties and Osisko Development mutually agreed that a pro-rata portion of the outstanding long-term equity incentive compensation awarded by Osisko Gold Royalties to their employees that transferred to Osisko Development would be exchanged for restricted shares units of Osisko Development (“Replacement RSU”) and the related Osisko Gold Royalties RSUs would be cancelled. Accordingly, on June 1, 2021, 458,450 Replacement RSU were granted to officers and employees who held Osisko Gold Royalties RSUs that were cancelled. The maturity date is the same as the maturity date of the corresponding Osisko Gold Royalties RSUs cancelled. Replacement RSUs are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company. The remaining RSUs granted vest and are payable in common shares, cash or a combination of common shares and cash, at the sole discretion of the Company, three years after the grant date, one half of which depends on the achievement of certain performance measures.
(iii)	The number of DSU/RSU presented have been adjusted to reflect the effect of the 3:1 share consolidation that took place on May 4, 2022.